CONCESSIONS AND AUTHORIZATIONS (Details Narrative)	1 Months Ended	12 Months Ended
	Apr. 28, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Discount of future payments		12.50%
Concession expired		December 2045
Capital cost rate	8.71%	11.36%	9.44%
Average interest rate	(10.05%)
Two Thousand Twenty [Member]
IfrsStatementLineItems [Line Items]
Percentage of Selic rate		111.00%